Commitments and Contingencies - Rental Payments (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Operating Leases, Future Minimum Payments Due [Abstract]
December 31, 2013	$ 2,774
December 31, 2014	1,396
December 31, 2015	422
December 31, 2016	$ 422